BALANCE SHEET COMPONENTS - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid insurance	$ 168,063	$ 123,959	$ 61,342
Other prepaid assets	160,623	28,521	94,653
Other current assets	51,850	10,269	260
Total prepaid expenses and other current assets	$ 380,536	$ 162,749	$ 156,255